Schedule of Investments (unaudited) January 31, 2020	BlackRock LifePath® Smart Beta 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 115.3%

Equity Funds — 53.5%
iShares Core MSCI Emerging Markets ETF	15,435	$780,857
iShares Edge MSCI International Momentum Factor ETF	6,191	194,955
iShares Edge MSCI International Quality Factor ETF(a)	32,231	1,022,045
iShares Edge MSCI International Value Factor ETF	26,477	615,855
iShares Edge MSCI Min Vol EAFE ETF	10,862	807,047
iShares Edge MSCI Min Vol Emerging Markets ETF	4,734	262,500
iShares Edge MSCI Min Vol USA ETF	24,000	1,611,360
iShares Edge MSCI USA Momentum Factor ETF	3,843	500,589
iShares Edge MSCI USA Quality Factor ETF	22,062	2,213,039
iShares Edge MSCI USA Size Factor ETF	6,085	585,195
iShares Edge MSCI USA Value Factor ETF	16,469	1,421,934
iShares Global REIT ETF(a)	19,480	542,323
iShares MSCI EAFE Small-Cap ETF	5,933	355,446
Master Small Cap Index Series	$636,155	636,155

		11,549,300

Fixed-Income Funds — 46.4%
BlackRock Total Factor Fund, Class K	162,404	1,661,398
iShares Edge High Yield Defensive Bond ETF(a)	16,570	837,282
iShares Edge Investment Grade Enhanced Bond ETF	48,738	2,579,702
iShares TIPS Bond ETF(a)	13,186	1,569,925
iShares U.S. Treasury Bond ETF	127,196	3,381,506

		10,029,813

Short-Term Securities — 15.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(b)	14,978	14,978
SL Liquidity Series, LLC, Money Market Series, 1.71%(b)(c)	3,307,670	3,308,662

		3,323,640

Total Affiliated Investment Companies — 115.3% (Cost: $23,242,234)		24,902,753

Liabilities in Excess of Other Assets — (15.3)%		(3,305,160)

Net Assets — 100.0%		$21,597,593

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	79,633	—	(64,655)	14,978	$14,978	$210	$—	$—
BlackRock Total Factor Fund, Class K	154,995	19,494	(12,085)	162,404	1,661,398	1,487	41,477	(36,726)
iShares Core MSCI Emerging Markets ETF	16,649	792	(2,006)	15,435	780,857	19,919	1,955	(6,525)
iShares Edge High Yield Defensive Bond ETF	16,770	300	(500)	16,570	837,282	12,012	405	(1,625)
iShares Edge Investment Grade Enhanced Bond ETF	47,499	2,394	(1,155)	48,738	2,579,702	21,262	50,722	5,144
iShares Edge MSCI International Momentum Factor ETF	23,241	—	(17,050)	6,191	194,955	4,617	30,993	(3,542)
iShares Edge MSCI International Quality Factor ETF	22,637	10,650	(1,056)	32,231	1,022,045	5,820	1,300	11,236
iShares Edge MSCI International Value Factor ETF	27,677	—	(1,200)	26,477	615,855	10,142	1,992	(12,012)
iShares Edge MSCI Min Vol EAFE ETF	7,937	3,710	(785)	10,862	807,047	13,383	199	(6,509)

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Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock LifePath® Smart Beta 2025 Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Min Vol Emerging Markets ETF	4,334	700	(300)		4,734	$262,500	$3,694		$(103)	$(13,712)
iShares Edge MSCI Min Vol USA ETF	31,505	1,547	(9,052)		24,000	1,611,360	12,130		157,047	(66,581)
iShares Edge MSCI USA Momentum Factor ETF	6,157	272	(2,586)		3,843	500,589	3,102		15,775	37,505
iShares Edge MSCI USA Quality Factor ETF	19,596	4,196	(1,730)		22,062	2,213,039	8,336		4,457	108,013
iShares Edge MSCI USA Size Factor ETF	6,200	65	(180)		6,085	585,195	1,983		431	25,428
iShares Edge MSCI USA Value Factor ETF	15,249	2,333	(1,113)		16,469	1,421,934	8,855		2,771	21,761
iShares Global REIT ETF	19,091	1,350	(961)		19,480	542,323	12,502		(373)	(15,836)
iShares MSCI EAFE Small-Cap ETF	9,978	946	(4,991)		5,933	355,446	11,768		19,327	(6,960)
iShares TIPS Bond ETF	13,116	1,495	(1,425)		13,186	1,569,925	3,065		840	39,524
iShares U.S. Treasury Bond ETF	126,622	13,115	(12,541)		127,196	3,381,506	15,413		(2,379)	42,498
Master Small Cap Index Series(b)	$667,985	$—	$(31,830	)(c)	$636,155	636,155	2,670		684	17,819
SL Liquidity Series, LLC, Money Market Series(b)	1,548,558	1,759,112	—		3,307,670	3,308,662	2,873	(d)	42	13

						$24,902,753	$175,243		$327,562	$138,913

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$20,957,936	$—	$—	$20,957,936

Investments Valued at Net Asset Value (“NAV”)(b)				3,944,817

Total Investments				$24,902,753

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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